Bonds and financing - Schedule of bonds' description (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Bonds and financing
Financials charges	CDI
Bonds with Related Parties [member] | Bonds, 5th Issuance, 2nd series [member]
Bonds and financing
Date of issuance	08/15/2018
Maturity Date	08/15/2023
First payment after	60 months
Remuneration payment	Semi-annual interest
Financials charges	CDI + 1.00% p.a.
Principal amount	R$ 100
Bonds with Related Parties [member] | Bonds, 9th Issuance, 2nd series [member]
Bonds and financing
Date of issuance	09/28/2022
Maturity Date	09/28/2025
First payment after	36 months
Remuneration payment	Semi-annual interest
Financials charges	CDI + 2.40% p.a.
Principal amount	R$ 250
Bond [Member] | Bonds 1st Issuance Single Series [Member]
Bonds and financing
Date of issuance	08/06/2021
Maturity Date	08/05/2024
First payment after	35 months
Remuneration payment	Semi-annual interest
Financials charges	CDI + 2.30% p.a.
Principal amount	R$ 500